Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	13.77
Total Transaction Valuation	99,725.00
Total Offset Amount	0.00
Net Fee	$ 13.77
Offering Table N/A
Offset Table N/A	N/A